CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 250,608	$ 39,326	¥ 113,423
Restricted cash	28,294	4,440	7,500
Accounts and bills receivable, net	29,225	4,586	32,393
Inventories	35,456	5,564	25,436
Advance to suppliers	7,933	1,245	7,359
Prepayments and other receivables	1,199	188	1,103
Assets held for sale	0	0	122,919
Deferred tax assets - current	1,144	180	6,947
Total current assets	353,859	55,529	317,080
Property, plant and equipment, net	106,928	16,779	111,308
Construction in progress	0	0
Lease prepayments, net	14,685	2,304	15,219
Advance to suppliers - long term, net	0	0	1,542
Deferred tax assets - non current	227	36	507
Total assets	475,699	74,648	445,656
Current liabilities
Short-term loans	65,000	10,200	65,000
Due to related parties	0	0	73,571
Accounts payables	22,616	3,549	25,730
Notes payable	50,126	7,866	15,000
Advance from customers	7,672	1,204	9,297
Accrued expenses and other payables	11,479	1,801	27,400
Total current liabilities	156,893	24,620	215,998
Deferred tax liabilities	1,789	281	1,854
Total liabilities	158,682	24,901	217,852
Shareholders' equity
Registered capital (of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	13,323	2,091	13,323
Additional paid-in capital	311,907	48,945	311,907
Statutory reserve	37,441	5,875	37,441
Retained earnings	(46,494)	(7,296)	(135,707)
Cumulative translation adjustment	840	132	840
Total shareholders' equity	317,017	49,747	227,804
Total equity	317,017	49,747	227,804
Total liabilities and equity	¥ 475,699	$ 74,648	¥ 445,656